Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Mar. 14, 2012	Jun. 30, 2011
Document Information [Line Items]
Amendment Description	EXPLANATORY NOTE This Post-Effective Amendment No. 1 amends the Registration Statement on Form S-1 (No. 333-174085) of Patient Safety Technologies, Inc., previously filed with the Securities and Exchange Commission and declared effective on August 12, 2011. This Post-Effective Amendment No. 1 is being filed to update certain information in the prospectus, including as a result of the registrant filing its Annual Report on Form 10-K for the year ended December 31, 2011. The registration fee for the shares included in this Post-Effective Amendment No. 1 was paid in connection with their original registration, and therefore no additional registration fee is being paid in connection herewith.
Entity Registrant Name	Patient Safety Technologies, Inc
Entity Central Index Key	0000812301
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Document Type	POS AM
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 13
Entity Common Stock, Shares Outstanding		34,023,255